DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Components of long-term debt
The components of long-term debt were as follows:

(Dollars in millions)	December 31, 2013	December 31, 2012
Principal Value:
3.50% Notes due 2014	$500.0	$500.0
4.90% Notes due 2019	700.0	700.0
5.90% Notes due 2039	300.0	300.0
Subtotal	1,500.0	1,500.0
Adjustments to Principal Value:
Unamortized basis adjustment for terminated interest rate swaps	16.7	26.0
Unamortized bond discount	(2.0)	(2.8)
Less amount due within one year	505.6	—
Long-term debt	$1,009.1	$1,523.2

Components of interest expense-net
The components of interest expense-net were as follows:

	Years Ended December 31,
(In millions)	2013	2012	2011
Interest expense	$59.2	$70.9	$60.2
Interest income	(8.6)	(5.9)	(8.0)
Interest expense-net	$50.6	$65.0	$52.2
Interest payments, net of amounts related to interest rate swaps	$72.0	$74.9	$61.4